Related Party Transactions - Schedule of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions, sales		¥ 305,958	$ 41,916	¥ 134,378	¥ 226,539
Related party transactions, service provided		210,432	28,829	191,507	194,129
Ping An Group [Member]
Related Party Transaction [Line Items]
Related party transactions, interest income		215,253	29,490	202,304	143,848
Ping An Group [Member] | Commission Fee And Advertising Service [Member]
Related Party Transaction [Line Items]
Related party transactions, sales	[1]	305,958	41,916	134,378	226,539
Ping An Group [Member] | Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided	[2]	209,820	28,745	191,413	191,751
Other Related Parties [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided		¥ 612	$ 84	¥ 94	¥ 2,378

[1]	The amount represents (i) the commission fee for transaction facilitation service on financial product including loan and insurance products, (ii) advertising services and (iii) technical services provided to Ping An Group.
[2]	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.